Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest And Finance Costs Net
Interest expense	$ 121,574	$ 106,727	$ 56,673
Less: Interest capitalized	(8,273)	(4,923)	(1,219)
Interest expense, net	113,301	101,804	55,454
Interest expense on redeemable preferred shares	0	791	0
Bunker and other commodities swaps, put and call options cash settlements	(1,376)	288	(9,912)
Amortization of deferred finance costs	3,626	3,623	4,052
Bank charges	107	237	410
Discount of long-term receivables	0	0	350
Amortization of deferred gain on termination of financial instruments	(3,596)	(5,265)	(618)
Change in fair value of non-hedging financial instruments	89	(657)	517
Net total	$ 112,151	$ 100,821	$ 50,253